STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (653,957)	$ (798,030)	$ (1,394,596)	$ (1,929,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation		16,875	16,875
Non-cash option expense	2,367,792			14,853
Gain on deferred revenue write off	(2,998,242)
Loss on derivative liability	302,000
Loss on conversion of debt from a related party	387,500
Deferred income tax provision	32,000	32,000	64,000	64,000
Change in assets and liabilities:
Accounts receivable	(280,852)	85,043	101,393	(26,952)
Inventory	14,498	19,173	26,445	12,334
Prepaid expenses and other assets	(28,385)	4,846	(2,327)	(6,345)
Accounts payable	225,384	59,681	(76,884)	155,022
Accrued compensation	23,728	96,598	199,997	367,390
Deferred rent	(1,097)	(571)	(1,493)	14,066
Net cash used in operating activities	(609,631)	(484,385)	(1,066,590)	(1,335,549)
Cash flows from financing activities:
Proceeds from issuance of note payable to related parties		250,000	450,000	260,000
Note payable from related party			(100,000)
Principal payments on debt due to related party		(100,000)
Deposits received for stock purchase	8,332
Proceeds from issuance of common stock	827,724	350,000	882,157	810,000
Net cash provided by financing activities	836,056	500,000	1,232,157	1,070,000
Net decrease in cash and cash equivalents	226,425	15,615	165,567	(265,549)
Cash and cash equivalents, beginning	216,913	51,346	51,346	316,895
Cash and cash equivalents, ending	443,338	66,961	216,913	51,346
Cash paid during the year ended December Thirty One:
Interest
Income taxes
Non-cash transactions:
Note payable to related party conversion into common stock	$ 550,000			$ 60,000